SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - OLD Additional Information (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Summary of significant accounting policies [line items]
Lease liabilities	€ 152	€ 154